Business And Credit Concentrations, Major Customers And Geographic Information (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Segment Reporting Information [Line Items]
Percent of consolidated net sales per customer									12.70%
Consolidated net sales attributable to one major domestic distributor									$ 10,600,000
Percent of balance payable per customer									8.10%
Percentage of revenues from domestic customers									70.00%	74.00%	76.00%
Percentage of revenues from international customers									30.00%	26.00%	24.00%
Total net sales	19,244,066	19,601,919	19,124,600	17,295,453	22,134,429	22,003,689	22,051,197	17,334,015	75,266,038	83,523,330	73,339,591
Operating losses									(767,121)	(4,417,811)	(1,474,751)
Total assets	45,414,899				47,762,345				45,414,899	47,762,345
Centric Solutions LLC [Member]
Segment Reporting Information [Line Items]
Total net sales									1,490,186	1,774,228	839,412
Operating losses									124,000	515,000	873,000
Total assets	$ 329,000				$ 309,000				$ 329,000	$ 309,000